Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Total investments, at fair value	$ 427,656	$ 319,883
Receivables
Participant notes receivable	26,590	21,101
Employer contribution	681	529
Total receivables	27,271	21,630
Net assets available for benefits	454,927	341,513
Liberty Energy Inc. common stock
Assets
Total investments, at fair value	2,653	2,138
Common/collective trusts
Assets
Total investments, at fair value	321,833	242,094
Mutual funds
Assets
Total investments, at fair value	101,808	74,253
Pooled separate account
Assets
Total investments, at fair value	$ 1,362	$ 1,398